FAIR VALUE	12 Months Ended
Feb. 28, 2017
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
14.	FAIR VALUE

(a)	Assets and liabilities measured at fair value on a recurring basis

The Group measured certain long-term investments at fair value on a recurring basis as of February 29, 2016 and February 28, 2017.

Fair value option investments

The Group accounted for its investments in two third-party companies using the fair value option which is how management assesses the return on these investments. Changes in fair value are reflected in the consolidated statement of operations.

	As of	As of
	February 29,	February 28,
	2016	2017

Fair value option investments
Long-term investment in a third-party online company (1)	$3,193,000	$3,062,191
Long-term investment in a third-party technology company (2)	7,330,000	7,096,323
	$10,523,000	$10,158,514

(1)
In February 2013, the Group acquired 16.85% equity interest in a third-party online education company with a total cash consideration of $3,080,000. The equity interest was acquired through the Group's purchase of its convertible redeemable preferred shares. The fair value change of the investment was $nil and $nil in fiscal year 2016 and 2017, respectively.

(2)
In August 2014, the Group acquired 4.76% equity interest in a third-party technology company with a total cash consideration of $5,000,000. The equity interest was acquired through the Group's purchase of its convertible redeemable preferred shares. The fair value change of the investment was an increase of $1,265,852 and $nil in fiscal year 2016 and 2017, respectively.

At the end of each reporting period, the Group measures the fair value of these investments using income approach in discounted cash flow method. The discounted cash flow analysis requires the use of significant unobservable inputs (level 3 inputs), including projected revenue, operating expenses, capital expenditures and a discount rate calculated based on the weighted average cost of capital.

For the years ended February 29, 2016 and February 28, 2017, the changes in the carrying amounts of long-term investments measured using the fair value option on a recurring basis were as follows:

Balance as of February 28, 2014	$3,080,000
Purchase	5,000,000
Changes in fair value	1,202,000
Balance as of February 28, 2015	$9,282,000
Changes in fair value	1,265,852
Foreign exchange difference	(24,852)
Balance as of February 29, 2016	$10,523,000
Foreign exchange difference	(364,486)
Balance as of February 28, 2017	$10,158,514

Available-for-sale investments

The Group accounted for the following investments as debt securities and classified as available-for-sale investments, which were measured subsequently at fair value in the balance sheet and unrealized holding gains and losses were reported in other comprehensive income.

	As of	As of
	February 29,	February 28,
	2016	2017

Available-for-sale investments in:
BabyTree Inc. (3)	$25,417,000	$98,216,000
Guokr Corporation Limited (4)	15,745,000	15,745,000
Changing (5)	91,536,000	65,623,000
Shunshun Bida (6)	10,515,391	-
Other third-party companies (7)	45,577,278	56,091,844
	$188,790,669	$235,675,844

(3)
In January 2014, the Group acquired minority equity interests in BabyTree Inc. by purchasing its Series E convertible redeemable preferred shares with a total cash consideration of $23,475,000. BabyTree Inc. was incorporated in the Cayman Islands and is an online parenting community and an online retailer of maternity and kids products. The fair value change of the investment was an increase of $1,108,000 and $72,799,000 in fiscal years 2016 and 2017, respectively.

(4)
In October 2014, the Group acquired minority equity interests in Guokr Corporation Limited by purchasing its Series C convertible redeemable preferred shares with a total cash consideration of $15,000,000. Guokr Corporation Limited was incorporated in the Cayman Islands and is an open, diverse interest community of science and technology that provides interesting science and technology content. The fair value change of the investment was an increase of $274,000 and $nil in fiscal years 2016 and 2017, respectively.

(5)
In April and August 2015, the Group aggregately acquired 30% equity interest in Changing, which operates a customer-to-customer mobile tutoring platform in China. The equity interest was acquired through the Group's purchase of its Series B+ and Series C convertible redeemable preferred shares.

In fiscal year 2017, the Group entered into agreements with Changing and its founders to

a)
Purchase a portion of ordinary shares from one of Changing’s founders with cash consideration of $4,825,000. Immediately later Changing replaced these ordinary shares held by the Group with Series B+ convertible redeemable preferred shares at no additional costs.

b)
Surrender a portion of Series C convertible redeemable preferred shares to Changing in exchange for the Guangzhou Tutoring which was disposed in fiscal year 2016. Please refer to Note 3 and Note 15 for details.

c)	Purchase a portion of Series C convertible redeemable preferred shares of Changing with total cash consideration of $17,861,744, of which $12,171,744 was paid in fiscal year 2017.

The above three transactions were discrete and separately accounted for. An increase of change in fair value of the investment in Changing amounted to $5,220,210 and $1,400,256 in fiscal years 2016 and 2017.

(6)
In December 2015, the Group acquired 30% equity interest in Shunshun Bida who primarily provides study abroad intermediary service. In July 2016, the Group obtained control of Shunshun Bida and applied acquisition method of accounting on the date when control was obtained. Please refer to Note 3 for details.

(7)
In the year ended February 28, 2017, the Group also acquired minority equity interest in several other third-party private companies, the majority of which are engaged in online platform or online education services. The Group holds 1.3% to 30% equity interests of these companies through purchasing their convertible redeemable preferred shares. The Group accounted for the investments as available-for-sale investments. There was an increase of $3,974,626 and $743,478 change in fair value of those investments in fiscal years 2016 and 2017, respectively. The Group recorded $nil, $1,564,200 and $6,047,689 impairment loss during the years ended February 28, 2015, February 29, 2016 and February 28, 2017, respectively.

The long-term investments accounted for as available-for-sale investments on a recurring basis are as follows:

US$
Balance as of February 28, 2015	$55,252,420
Purchase	129,834,051
Disposal	(674,576)
Transfer out upon gaining control of Yinghe Youshi	(4,284,233)
Changes in fair value	10,576,836
Impairment loss	(1,564,200)
Foreign exchange difference	(349,629)
Balance as of February 29, 2016	$188,790,669

Purchase	40,412,690
Disposal (5)	(50,000,000)
Transfer out upon gaining control of Shunshun Bida	(10,515,391)
Transfer out due to change of accounting method	(1,165,077)
Changes in fair value	74,942,734
Impairment loss	(6,047,689)
Foreign exchange difference	(742,092)
Balance as of February 28, 2017	$235,675,844

As of February 29, 2016 and February 28, 2017, information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 29,	Active Market for	Observable	Unobservable
Description	2016	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Long-term investments
Fair value option investments	$10,523,000	-	-	$10,523,000
Available-for-sale investments	$188,790,669	-	-	$188,790,669
Total	$199,313,669	-	-	$199,313,669

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2017	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Short-term investments
Variable-rate financial instruments	$57,753,200	-	$57,753,200	-
Long-term investments
Fair value option investments	$10,158,514	-	-	$10,158,514
Available-for-sale investments	$235,675,844	-	-	$235,675,844
Total	$303,587,558	-	$57,753,200	$245,834,358

(b)	Assets and liabilities measured at fair value on a nonrecurring basis

The Group measures its goodwill and acquired intangible assets at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group measures the purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates. The Group measured acquired intangible assets using income approach - discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group did not recognize any impairment loss related to goodwill and acquired intangible assets arising from acquisitions for the years ended February 28, 2015, February 29, 2016 and February 28, 2017.

The Group measures long-term investments (excluding the available-for-sale investments and fair value measured investments) at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. Please see Note 10(7) for details.

The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate.

The fair value of the bond payable was disclosed in Note 12.